VESSELS UNDER CAPITAL LEASE, NET 3 (Details) - Special Purpose Entities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Guarantor obligations, maximum exposure, undiscounted	$ 36.0
Profit share expense	$ 0.0	$ 0.0